OTHER LONG-TERM LIABILITIES	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
OTHER LONG-TERM LIABILITIES

10. OTHER LONG-TERM LIABILITIES

		September 30, 2023	December 31, 2022
		$	$
Unsecured debentures - 2021	(a)	8,081	6,587
Term loan	(b)	8,876	—
Lease obligation	(c)	1,653	1,883
Vehicles		45	69
Less: Current portion		(4,866)	(7,036)
		13,789	1,503

a)	Unsecured debentures

On September 25, 2023, the maturity date of the debentures was extended to October 4, 2024, with the extension being treated as a modification of debt. (Note 8)

b)	Term loan

During the six months ended June 30, 2023, the Company secured a financing with a lender for proceeds up to $9,000 to fund working capital and capital expenditures as the Company begins production of the VMC 1200 class 3 electric truck at its facility in Ferndale, Washington. The loan is secured by the assets of the Company and bears interest at a rate of prime plus a per annum margin between 3.75% and 5% depending on the Company’s full year EBITDA as defined in the contract. For the first year of the loan only interest is payable; principal is repaid over the remaining six years until maturity on May 20, 2030. The Company incurred transaction costs of $131. Per the terms of the credit facility, the Company must maintain minimum EBITDA targets and certain production targets. As at September 30, 2023, the Company is in compliance with all covenants.

During the nine months ended September 30, 2023, the Company incurred $664 of interest expense on this loan. As at September 30, 2023, the Company had borrowed $9,000 of this loan. The Company also recorded $124 in deferred financing fees against the carrying value of the loan for a net balance at September 30, 2023 of $8,876.

c)	Lease Obligation

Minimum lease payments in respect of lease liabilities for the right-of-use assets included in property, plant and equipment (Note 4) and the effect of discounting are as follows:

September 30, 2023
$
Undiscounted minimum lease payments:
Less than one year	490
One to two years	495
Two to three years	491
Three to six years	301
1,777
Effect of discounting	(124)
Present value of minimum lease payments – total lease liability	1,653
Less: Current portion	(433)
Long-term lease liabilities	1,220

The Company has lease agreements for office and warehouse facilities expiring October 31, 2023, March 31, 2027 and May 31, 2027. and October 31, 2023. The Company also has a lease agreements for vehicles expiring on November 30, 2025 and March 15, 2029.